Share-based compensation (Details) - 2018 Share Incentive Plan - USD ($)			6 Months Ended
	Mar. 11, 2021	Apr. 26, 2018	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance		1,168,000
Award expiration period		10 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	596,600
Share-based compensation expense			$ 805,410